Employee benefits - Contributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contributions
Contributions by employer, noncash, next fiscal year	$ 5
Expense of defined contribution plans	278	$ 205	$ 190
Defined pension benefits
Contributions
Contributions by employer, noncash	53	224
Estimated contribution by employer, next fiscal year	108
Defined pension benefits | Switzerland
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	63	228
Of which, discretionary contributions to defined benefit pension plans	0	152
Expected future cash flows in respect of pension and other postretirement benefit plans
2021	256
2022	241
2023	226
2024	220
2025	213
Years 2026-2030	977
Defined pension benefits | International
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	124	611
Of which, discretionary contributions to defined benefit pension plans	61	520
Expected future cash flows in respect of pension and other postretirement benefit plans
2021	265
2022	257
2023	255
2024	256
2025	259
Years 2026-2030	1,299
Other postretirement benefits
Contributions
Estimated contribution by employer, next fiscal year	7
Other postretirement benefits | International
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	9	12
Of which, discretionary contributions to defined benefit pension plans	0	$ 0
Expected future cash flows in respect of pension and other postretirement benefit plans
2021	7
2022	7
2023	6
2024	6
2025	5
Years 2026-2030	$ 22